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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:     September 30, 2005
                                               ---------------------------

Check here if Amendment                [ ]    Amendment Number:
                                                                  --------
This Amendment (Check only one.):      [ ]    is a restatement
                                       [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            SAB Capital Advisors, LLC
                 -----------------------------------
Address:         712 Fifth Avenue, 42nd Floor
                 -----------------------------------
                 New York, NY 10019
                 -----------------------------------

Form 13F File Number:         28-06341
                              ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Brian Jackelow
                 -----------------------------------
Title:           Chief Financial Officer
                 -----------------------------------
Phone:           212-457-8010
                 -----------------------------------

Signature, Place, and Date of Signing:

/s/ Brian Jackelow                 New York, NY            November 14, 2005
-------------------------       --------------------      -------------------
     (Signature)                   (City, State)                (Date)

Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0
                                               --------------------
Form 13F Information Table Entry Total:                     42
                                               --------------------
Form 13F Information Table Value Total:              1,371,527     (thousands)
                                               --------------------


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     None



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

                                                     FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1                     COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5           COLUMN 6   COLUMN 7      VOTING AUTHORITY
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NAME OF                      TITLE OF                  VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER
 ISSUER                       CLASS         CUSIP     [x$1000]    PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EAGLE
OUTFITTERS NE                  COM        02553E106    40,673   1,728,549   SH            SOLE            1,728,549    0       0
BEARINGPOINT INC               COM        074002106    32,767   4,317,100   SH            SOLE            4,317,100    0       0
BROOKSTONE INC                 COM        114537103     2,542     127,498   SH            SOLE              127,498    0       0
CHARMING SHOPPES INC           COM        161133103     8,887     832,900   SH            SOLE              832,900    0       0
CLAIRES STORES INC             COM        179584107     5,868     243,200   SH            SOLE              243,200    0       0
DECKERS OUTDOOR CORP           COM        243537107    13,926     578,800   SH            SOLE              578,800    0       0
ENTERASYS NETWORKS INC         COM        293637104     2,626   1,959,700   SH            SOLE            1,959,700    0       0
FINISH LINE INC                CL A       317923100    53,174   3,644,534   SH            SOLE            3,644,534    0       0
HELEN OF TROY CORP LTD         COM        G4388N106    41,926   2,031,286   SH            SOLE            2,031,286    0       0
NIKE INC                       CL B       654106103    49,008     600,000   SH            SOLE              600,000    0       0
SCOTTISH RE GROUP LTD          ORD        G7885T104    13,780     578,000   SH            SOLE              578,000    0       0
SOURCECORP                     COM        836167106     8,366     390,188   SH            SOLE              390,188    0       0
USI HLDGS CORP                 COM        90333H101     5,647     434,700   SH            SOLE              434,700    0       0
AMERICAN INTL GROUP INC        COM        026874107   114,322   1,845,100   SH            SOLE            1,845,100    0       0
DORAL FINL CORP                COM        25811P100    15,318   1,172,000   SH            SOLE            1,172,000    0       0
ATP OIL & GAS CORP             COM        00208J108    32,840   1,000,000   SH            SOLE            1,000,000    0       0
CHARTER COMMUNICATIONS
INC D                          CL A       16117M107    28,107  18,737,744   SH            SOLE           18,737,744    0       0
HUNTSMAN CORP                  COM        447011107    26,089   1,334,500   SH            SOLE            1,334,500    0       0
RHODIA                     SPONSORED ADR  762397107    13,051   6,558,300   SH            SOLE            6,558,300    0       0
TERRA INDS INC                 COM        880915103    61,225   9,206,700   SH            SOLE            9,206,700    0       0
ADVANCED MEDICAL
OPTICS INC                     COM        00763M108    76,947   2,027,600   SH            SOLE            2,027,600    0       0
AMERICAN EXPRESS CO            COM        025816109    96,212   1,675,000   SH            SOLE            1,675,000    0       0
COUNTRYWIDE FINANCIAL
CORP                           COM        222372104    50,875   1,542,600   SH            SOLE            1,542,600    0       0
DPL INC                        COM        233293109    32,334   1,163,100   SH            SOLE            1,163,100    0       0
EDISON INTL                    COM        281020107    30,732     650,000   SH            SOLE              650,000    0       0
EXELON CORP                    COM        30161N101    21,376     400,000   SH            SOLE              400,000    0       0
HEALTH NET INC                 COM        42222G108    47,320   1,000,000   SH            SOLE            1,000,000    0       0
KKR FINL CORP                  COM        482476306    24,798   1,115,000   SH            SOLE            1,115,000    0       0
LEGG MASON INC                 COM        524901105    87,938     801,700   SH            SOLE              801,700    0       0
NEW CENTURY FINANCIAL
CORP M                         COM        6435EV108    18,135     500,000   SH            SOLE              500,000    0       0
NORTHSTAR RLTY FIN CORP        COM        66704R100    19,823   2,111,100   SH            SOLE            2,111,100    0       0
PHH CORP                     COM NEW      693320202    83,514   3,041,300   SH            SOLE            3,041,300    0       0
SOUTHERN UN CO NEW             COM        844030106    42,035   1,631,177   SH            SOLE            1,631,177    0       0
TRIAD HOSPITALS INC            COM        89579K109    26,483     585,000   SH            SOLE              585,000    0       0
UNISOURCE ENERGY CORP          COM        909205106    79,464   2,390,600   SH            SOLE            2,390,600    0       0
WELLPOINT INC                  COM        94973V107    19,258     254,000   SH            SOLE              254,000    0       0
B&G FOODS INC NEW        UNIT 99/99/9999  05508R205    24,155   1,909,500   SH            SOLE            1,909,500    0       0
COINMACH SVC CORP        UNIT 99/99/9999  19259W107    16,933   1,214,733   SH            SOLE            1,214,733    0       0
CF INDS HLDGS INC              COM        125269100       800      54,000   SH            SOLE               54,000    0       0
MASSEY ENERGY CORP             COM        576206106       327       6,400   SH            SOLE                6,400    0       0
PFSWEB INC                     COM        717098107       576     367,000   SH            SOLE              367,000    0       0
ISHARES TR                 RUSSELL 2000   464287955     1,350      20,000   PUT           SOLE               20,000    0       0
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